Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	May 31, 2024 JPY (¥)	May 31, 2024 USD ($)	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)	Apr. 30, 2022 JPY (¥)	May 31, 2024 USD ($)	Apr. 30, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Accumulated deficit			¥ (6,356,788)		¥ (4,382,252)			$ (40,350)
Cash and cash equivalents			1,607,763		2,135,513			10,205
Borrowing amount repaid	¥ 1,000,000	$ 6,348
Borrowing principal amount	¥ 1,000,000						$ 6,348
Gains and losses foreign currency transactions			29,282	$ 186
Patent costs			2,030					13
Refund liability			2,510		4,959			$ 16
Advertising expenses			¥ 509,256	$ 3,233	497,753	¥ 9,465
Patents [Member]
Summary of Significant Accounting Policies [Line Items]
Expected useful lives			8 years					8 years
Other Intangible Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Expected useful lives			5 years					5 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Consumption tax rate subject to exceptions			10.00%	10.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Consumption tax rate subject to exceptions			8.00%	8.00%
United States [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange rate			1					1
Japan [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange rate			157.54					157.54
Bank Time Deposits [Member]
Summary of Significant Accounting Policies [Line Items]
Cash equivalents			¥ 0		¥ 50,002
Customer [Member] | Customer Concentration Risk [Member] | Research and Development Fees Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			42.00%	42.00%	63.00%	80.00%
Customer [Member] | Customer Concentration Risk [Member] | Product Sales Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			53.00%	53.00%